Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Calculation of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share for the period following the IPO (in thousands except per share amounts):

For the period October 27, 2020 through December 31, 2020

Numerator:
Net (loss)	$(8,604)
Less: net (loss) attributable to non-controlling interest	(4,238)

Net (loss) attributable to MediaAlpha, Inc.	$(4,366)

Denominator:
Weighted-average shares of Class A common stock outstanding—basic and diluted	32,134,170
Net (loss) per share of Class A common stock—basic and diluted	$(0.14)

Summary of Potential Dilutive Shares

The following table contains share/unit totals with a potentially dilutive impact:

As of December 31, 2020
QLH Class B / B-1 Units (Replacement awards)	25,571,996
Restricted Class A Shares	1,061,605
Restricted stock units	5,482,876

Potential dilutive shares	32,116,477